OPERATING SEGMENT AND GEOGRAPHIC INFORMATION (Detail Textuals)	12 Months Ended
Dec. 31, 2015 Segment
Segment Reporting [Abstract]
Number of reportable segments	2
Percentage threshold of revenue	10.00%
Percentage threshold of property and equipment	10.00%